Financial income and expenses - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income and expenses - Text Details (Detail) [Line Items]
Finance income on net investment in finance lease	€ 4
Increase (decrease) in financial income expense	96	€ (76)
Financial charges related to early redemption of bonds		46
Increase (decrease) in net interest expense	12	(25)
Interest expense on lease liabilities	6	7	€ 8
Finance income (cost)	(117)	€ (213)	€ (137)
IFRS 16 [Member]
Financial income and expenses - Text Details (Detail) [Line Items]
Interest expense on lease liabilities	€ 20